Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 251	$ 232
Environmental provisions	18	18
Contract liabilities	16	0
Stock-based compensation liability	7	9
Deferred credits and other	149	168
Total other liabilities and deferred credits	$ 441	$ 427